Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Non-controlling interests
Schedule of details of provisions in the consolidated balance sheet

EUR million
	2020	2019	2018
Provision for pensions and other obligations post-employments	3,976	6,358	5,558
Other long term employee benefits	1,751	1,382	1,239
Provisions for taxes and other legal contingencies	2,200	3,057	3,174
Provisions for contingent liabilities and commitments (note 2)	700	739	779
Other provisions	2,225	2,451	2,475
Provisions	10,852	13,987	13,225
b) Changes
The changes in 'Provisions' in the last three years were as follows:

Schedule of provision for pensions and similar obligations
The detail of Provisions for pensions and similar obligations is as follows:

EUR million
	2020	2019	2018
Provisions for post-employment plans - Spanish entities	1,881	3,951	3,930
Provisions for other similar obligations - Spanish entities	1,695	1,321	1,189
Of which pre-retirements	1,676	1,303	1,172
Provisions for post-employment plans - United Kingdom	449	329	130
Provisions for post-employment plans - Other subsidiaries	1,646	2,078	1,498
Provisions for other similar obligations - Other subsidiaries	56	61	50
Provision for pensions and other obligations post -employments and Other long term employee benefits	5,727	7,740	6,797
Of which defined benefits	5,719	7,731	6,791

Schedule of other provisions by geographical area and by type of provision
The detail, by geographical area, of Provisions for taxes and other legal contingencies and Other provisions is as follows:

EUR million
	2020	2019	2018
Recognised by Spanish companies	1,647	1,381	1,647
Recognised by other EU companies	539	1,100	1,044
Recognised by other companies	2,239	3,027	2,958
Of which:
Brazil	1,475	2,484	2,496
	4,425	5,508	5,649
The types of provision were determined by grouping together items of a similar nature:

EUR million
	2020	2019	2018
Provisions for taxes	600	759	864
Provisions for employment-related proceedings (Brazil)	437	776	859
Provisions for other legal proceedings	1,163	1,522	1,451
Provision for customer remediation	395	725	652
Regulatory framework-related provisions	69	67	105
Provision for restructuring	810	641	492
Other	951	1,018	1,226
	4,425	5,508	5,649

Spain
Non-controlling interests
Schedule of actuarial assumptions used to calculate defined benefit obligations	Actuarial assumptions used: unbiased and mutually compatible. Specifically, the most significant actuarial assumptions used in the calculations were as follows:

	Post-employment plans			Other similar obligations
	2020	2019	2018	2020	2019	2018
Annual discount rate	0.60%	0.80%	1.55%	0.60%	0.80%	1.55%
Mortality tables	PE2020 M/F Col. Order 1	PERM/F-2000	PERM/F-2000	PE2020 M/F Col. Order 1	PERM/F-2000	PERM/F-2000
Cumulative annual CPI growth	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Annual salary increase rate	1,25%*	1.25%*	2.00%*	N/A	N/A	N/A
Annual social security pension increase rate	1.00%	1.00%	1.00%	N/A	N/A	N/A
Annual benefit increase rate	N/A	N/A	N/A	0%	0%	From 0% to 1.50%
*    Corresponds to the group’s defined-benefit obligations.

Disclosure of expected rate of return assumptions	The fair value of insurance contracts was determined as the present value of the related payment obligations, taking into account the following assumptions:

	Post-employment plans			Other similar obligations
	2020	2019	2018	2020	2019	2018
Expected rate of return on plan assets	0.60%	0.80%	1.55%	0.60%	0.80%	1.55%
Expected rate of return on reimbursement rights	0.60%	0.80%	1.55%	N/A	N/A	N/A

Schedule of funding status of the defined benefit obligations
The funding status of the defined benefit obligations in 2020 and the two preceding years is as follows:

EUR million
	Post-employment plans			Other similar obligations
	2020	2019	2018	2020	2019	2018
Present value of the obligations
To current employees	60	59	60	—	—	—
Vested obligations to retired employees	3,318	5,393	5,332	—	—	—
To pre-retirees employees	—	—	—	1,688	1,317	1,187
Long-service bonuses and other benefits	—	—	—	18	18	17
Other	41	42	35	1	—	—
	3,419	5,494	5,427	1,707	1,335	1,204
Less - Fair value of plan assets	1,542	1,547	1,500	12	14	15
Provisions - Provisions for pensions	1,877	3,947	3,927	1,695	1,321	1,189
Of which:
Internal provisions for pensions	1,707	3,759	3,720	1,695	1,321	1,189
Insurance contracts linked to pensions (note 14)	174	192	210	—	—	—
Unrecognised net assets for pensions	(4)	(4)	(3)	—	—	—

Schedule of defined benefit obligation expenses recognized in the consolidated income statements
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

EUR million
	Post-employment plans			Other similar obligations
	2020	2019	2018	2020	2019	2018
Current service cost	10	12	18	1	1	1
Interest cost (net)	26	53	73	9	15	18
Expected return on insurance contracts linked to pensions	(1)	(2)	(4)	—	—	—
Provisions or reversion of provisions
Actuarial (gains)/losses recognised in the year	—	—	—	(3)	7	7
Past service cost	2	3	3	—	1	5
Pre-retirement cost	—	1	1	772	687	208
Other*	(372)	(29)	(4)	(15)	(2)	—
	(335)	38	87	764	709	239
*Including reduction/settlement effect

Schedule of status and changes of the defined benefit obligations

EUR million
	Post-employment plans			Other similar obligations
	2020	2019	2018	2020	2019	2018
Present value of the obligations at beginning of year	5,494	5,427	5,912	1,335	1,204	1,660
Incorporation of Group companies, net	—	—	(36)	—	(1)	—
Current service cost	10	12	18	1	1	1
Interest cost	39	72	99	9	15	18
Pre-retirement cost	—	1	1	772	687	208
Effect of curtailment/settlement	(372)	(29)	(4)	(15)	(2)	—
Benefits paid	(359)	(400)	(423)	(392)	(599)	(617)
Benefits paid due to settlements	(1,551)	—	—	—	—	—
Past service cost	2	3	3	—	1	5
Actuarial (gains)/losses	163	407	(145)	(3)	7	6
Demographic actuarial (gains)/losses	91	15	(21)	(8)	(9)	(3)
Financial actuarial (gains)/losses	72	392	(124)	5	16	9
Exchange differences and other items	(7)	1	2	—	22	(77)
Present value of the obligations at end of year	3,419	5,494	5,427	1,707	1,335	1,204

Schedule of changes in fair value of plan assets	The changes in the fair value of plan assets and of insurance contracts linked to pensions were as follows:

Plan Assets
EUR million
	Post-employment plans			Other similar obligations
	2020	2019	2018	2020	2019	2018
Fair value of plan assets at beginning of year	1,547	1,500	1,640	14	15	17
Incorporation of Group companies, net	—	—	—	—	—	—
Expected return on plan assets	13	19	26	—	—	—
Benefits paid	(94)	(108)	(115)	(2)	(2)	(2)
Contributions/(surrenders)	5	8	21	—	—	—
Actuarial gains/(losses)	76	128	(73)	—	—	(1)
Exchange differences and other items	(5)	—	1	—	1	1
Fair value of plan assets at end of year	1,542	1,547	1,500	12	14	15

Schedule of insurance contracts linked to pensions

Insurance Contracts linked to pensions
EUR million
	Post-employment plans			Other similar obligations
	2020	2019	2018	2020	2019	2018
Fair value of insurance contracts linked to pensions at beginning of year	192	210	238	—	—	1
Incorporation of Group companies, net	—	—	—	—	—	—
Expected return on insurance contracts linked to pensions	1	2	4	—	—	—
Benefits paid	(21)	(24)	(27)	—	—	(1)
Paid premiums	—	—	2	—	—	—
Actuarial gains/(losses)	2	4	(7)	—	—	—
Fair value of insurance contracts linked to pensions at end of year	174	192	210	—	—	—

Schedule of maturity of estimated benefits payments	The following table shows the estimated benefits payable at 31 December 2020 for the next ten years:

EUR million
2021	1,038
2022	771
2023	660
2024	548
2025	464
2026 to 2030	1,619

United Kingdom
Non-controlling interests
Schedule of actuarial assumptions used to calculate defined benefit obligations	Actuarial assumptions used: unbiased and mutually compatible. Specifically, the most significant actuarial assumptions used in the calculations were as follows:

	2020	2019	2018
Annual discount rate	1.28%	2.11%	2.90%
Mortality tables	The S3 Middle tables weighted at 84% of the CMI_2018 projection with an initial addition of 0.15%, smoothing parameter 7 and improving 1.25%.	The S3 Middle tables weighted at 84% of the CMI_2018 projection with an initial addition of 0.15%, smoothing parameter 7 and improving 1.25%.	108/86 S2 Light
Cumulative annual CPI growth	2.95%	3.01%	3.22%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	2.85%	2.91%	2.94%

Schedule of funding status of the defined benefit obligations
The funding status of the defined benefit obligations in 2020 and the two preceding years is as follows:

EUR million
	2020	2019	2018
Present value of the obligations	15,472	14,297	12,079
Less-
Fair value of plan assets	15,575	14,755	12,887
Provisions - Provisions for pensions	(103)	(458)	(808)
Of which:
Internal provisions for pensions	449	329	130
Net assets for pensions	(552)	(787)	(938)

Schedule of defined benefit obligation expenses recognized in the consolidated income statements
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

EUR million
	2020	2019	2018
Current service cost	30	27	31
Interest cost (net)	(12)	(24)	(6)
Provisions or reversal of provisions, net	(1)	—	—
Cost of services provided	—	—	—
Others	(1)	—	—
	17	3	25

Schedule of status and changes of the defined benefit obligations
The changes in the present value of the accrued defined benefit obligations were as follows:

EUR million
	2020	2019	2018
Present value of the obligations at beginning of year	14,297	12,079	13,056
Current service cost	30	27	31
Interest cost	284	352	320
Benefits paid	(445)	(441)	(489)
Contributions made by employees	17	18	24
Past service cost	—	—	—
Actuarial (gains)/losses	2,060	1,594	(766)
Demographic actuarial (gains)/losses	34	48	(21)
Financial actuarial (gains)/losses	2,026	1,546	(745)
Exchange differences and other items	(771)	668	(97)
Present value of the obligations at end of year	15,472	14,297	12,079

Schedule of changes in fair value of plan assets
The changes in the fair value of the plan assets were as follows:

EUR million
	2020	2019	2018
Fair value of plan assets at beginning of year	14,755	12,887	13,239
Expected return on plan assets	296	376	326
Benefits paid	(443)	(441)	(489)
Contributions	274	244	209
Actuarial gains/(losses)	1,492	993	(285)
Exchange differences and other items	(799)	696	(113)
Fair value of plan assets at end of year	15,575	14,755	12,887

Schedule of maturity of estimated benefits payments	The following table shows the estimated benefits payable at 31 December 2020 for the next ten years:

EUR million
2021	400
2022	343
2023	368
2024	382
2025	405
2026 to 2030	2,320

Schedule of main categories of plan assets	The main categories of plan assets as a percentage of total plan assets are as follows:

	2020	2019	2018
Equity instruments	9%	12%	17%
Debt instruments	55%	46%	50%
Properties	10%	11%	10%
Other	26%	31%	23%

Other Foreign Countries
Non-controlling interests
Schedule of provision for pensions and similar obligations
The funding status of the obligations similar to post-employment benefits and other long-term benefits in 2020 and the two preceding years is as follows:

EUR million
	2020	Of which business in Brazil	2019	2018
Present value of the obligations	8,434	5,541	10,717	9,116
Less-
Of which: with a charge to the participants	112	112	176	167
Fair value of plan assets	7,182	5,340	8,826	7,743
Provisions - Provisions for pensions	1,140	89	1,715	1,206
Of which:
Internal provisions for pensions	1,694	617	2,129	1,541
Net assets for pensions	(83)	(57)	(116)	(77)
Unrecognised net assets for pensions	(471)	(471)	(298)	(258)

Schedule of defined benefit obligation expenses recognized in the consolidated income statements
The amounts recognised in the consolidated income statements in relation to these obligations are as follows:

EUR million
	2020	2019	2018
Current service cost	35	32	34
Interest cost (net)	72	101	101
Provisions or reversion of provisions
(Actuarial gains)/losses recognised in the year	11	12	5
Past service cost	5	6	3
Pre-retirement cost	—	—	(6)
Other	(5)	(1)	(203)
	118	150	(66)

Schedule of status and changes of the defined benefit obligations
The changes in the present value of the accrued obligations were as follows:

EUR million
	2020	2019	2018
Present value of the obligations at beginning of year	10,717	9,116	9,534
Incorporation of Group companies, net	(84)	—	36
Current service cost	35	32	34
Interest cost	465	651	646
Pre-retirement cost	—	—	(6)
Effect of curtailment/settlement	(5)	(1)	(199)
Benefits paid	(544)	(666)	(634)
Benefits paid due to settlements	—	—	—
Contributions made by employees	3	5	5
Past service cost	5	6	3
Actuarial (gains)/losses	176	1,652	390
Demographic actuarial (gains)/losses	23	3	(59)
Financial actuarial (gains)/losses	153	1,649	449
Exchange differences and other items	(2,334)	(78)	(693)
Present value of the obligations at end of year	8,434	10,717	9,116

Schedule of changes in fair value of plan assets
The changes in the fair value of the plan assets were as follows:

EUR million
	2020	2019	2018
Fair value of plan assets at beginning of year	8,826	7,743	7,927
Incorporation of Group companies, net	(86)	—	—
Expected return on plan assets	410	573	573
Benefits paid	(488)	(613)	(602)
Benefits paid due to settlements	—	—	—
Contributions	63	214	199
Actuarial gains/(losses)	536	1,021	308
Exchange differences and other items	(2,079)	(112)	(662)
Fair value of plan assets at end of year	7,182	8,826	7,743

Schedule of maturity of estimated benefits payments	The following table shows the estimated benefits payable at 31 December 2020 for the next ten years:

EUR million
2021	482
2022	488
2023	494
2024	502
2025	509
2026 to 2030	2,639

Schedule of main categories of plan assets	The main categories of plan assets as a percentage of total plan assets are as follows:

	2020	2019	2018
Equity instruments	11%	8%	7%
Debt instruments	84%	84%	83%
Properties	1%	1%	1%
Other	4%	7%	9%